Commitments and contingent obligations - Schedule of Outstanding Commitments for Installment Payments for Vessels (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 476,420
2015	959,159
2016	168,747
Purchase obligations for additional vessels	$ 1,604,326